Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss (Details) - Allowance for Credit Loss [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	$ 318,841	$ 9,374
Within 90 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	$ 318,841	$ 9,374